1997 ANNUAL REPORT


IDS
Diversified
Equity Income
Fund
(prospectus enclosed)

(icon of) two puzzle pieces

The primary goal of IDS Diversified Equity Income Fund, a part of IDS Investment Series, Inc., is to provide a high level of income. Its secondary goal is to provide capital growth.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment policies, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)


             AMERICAN EXPRESS Financial Advisors

             Distributed by American Express Financial Advisors Inc.

(icon of) two puzzle pieces

Dual-purpose
stocks

Some of the most successful investments over the years have been stocks that reward investors in two ways -- through growth in the value of the share price as well as through payment of regular dividend income. Diversified Equity Income sets its sights on stocks that can provide this double-barreled benefit. The Fund takes advantage of opportunities across various industries, among different types of securities and in markets throughout the world to find investments that meet its combination growth-and-dividend requirement.

Contents

The purpose of this annual report is to tell investors how the Fund performed.

(icon of)one open book inside of another

The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.


1997 annual report

From the chairman                                                4
From the portfolio manager                                       4
The Portfolio's ten largest holdings                             6
Making the most of the Fund                                      7
The Fund's long-term performance                                 8
Independent auditors' report (Fund)                              9
Financial statements (Fund)                                     10
Notes to financial statements (Fund)                            13
Independent auditors' report (Portfolio)                        18
Financial statements (Portfolio)                                19
Notes to financial statements (Portfolio)                       22
Investments in securities                                       29
IDS mutual funds                                                34
Federal income tax information                                  38

1997 prospectus

The Fund in brief                                               3p
Goals                                                           3p
Investment policies and risks                                   4p
Structure of the Fund                                           5p
Manager and distributor                                         6p
Portfolio manager                                               6p
Alternative purchase arrangements                               6p

Sales charge and Fund expenses                                  7p

Performance                                                     9p
Financial highlights                                            9p
Total returns                                                  11p

Investment policies and risks                                  14p
Facts about investments and their risks                        15p
Valuing Fund shares                                            22p

How to purchase, exchange or redeem shares                     23p
Alternative purchase arrangements                              23p
How to purchase shares                                         26p
How to exchange shares                                         29p
How to redeem shares                                           29p
Reductions and waivers of the sales charge                     34p

Special shareholder services                                   39p
Services                                                       39p
Quick telephone reference                                      39p

Distributions and taxes                                        40p
Dividend and capital gain distributions                        40p
Reinvestments                                                  41p
Taxes                                                          42p
How to determine the correct TIN                               44p

How the Fund and Portfolio are organized                       45p
Shares                                                         45p
Voting rights                                                  45p
Shareholder meetings                                           45p
Special considerations regarding
  master/feeder structure                                      46p
Board members and officers                                     48p
Investment manager                                             50p
Administrator and transfer agent                               50p
Distributor                                                    51p

About American Express Financial Corporation                   52p
General information                                            52p

Appendices                                                     53p
Description of corporate bond ratings                          53p
Descriptions of derivative instruments                         55p


(This annual report is not part of the prospectus.)

      To our shareholders


      From the chairman

      If you're an experienced investor, you know that the past few years have been unusually strong ones in many financial markets. Perhaps just as important, history shows that bull markets don't last forever. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility. We saw evidence of that in late October, when declines in certain Asian markets spawned a sharp drop in the U.S. stock market.

      That fact reinforces the need for investors to review periodically their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.

      I also want to point out that on December 1, 1997, Kurt Winters will become portfolio manager of this Fund. Please see the prospectus for more information on his investment experience.


      William R. Pearce
      (picture of) William R. Pearce
      William R. Pearce
      Chairman of the board

      From the portfolio manager

      IDS Diversified Equity Income Fund generated a substantial return during the past fiscal year, as it participated in the stock market's advances while holding up well during its declines. For the 12 months -- October 1996 through September 1997 -- the Fund recorded a total return of 28.1% for investors in Class A shares. (This figure includes a capital gain that was paid to shareholders in December 1996 and reduced the Fund's net asset value by the same amount at that time.)

      Stocks began to gather forward momentum last fall, as low inflation, decent economic growth, strong corporate earnings and low interest rates provided plenty of support. By the time the period started in October, the market was in the middle of a robust rally that, apart from moderate downturns last spring and this past August, continued throughout the fiscal year.


      Less volatile than
      the market

      Consistent with its relatively conservative nature, the Fund followed suit with the advances of the broad market (as measured by the Standard & Poor's 500), but to a lesser degree. On the other hand, when the market stumbled, the Fund's above-average yield allowed it to hold its ground better than the market.

      The bulk of the Fund's best-performing stocks came from the banking, insurance and food sectors, with health care also making a solid contribution.

      Among the laggards were investments in real estate investment trusts, energy and utility stocks. The utility stocks, which included electric and telephone providers, did provide the Fund with a healthy yield, however.


      Defensive measures

      As the period progressed, I grew more cautious on the stock market, and I took some measures to cushion the Fund against a possible downturn. These include beefing up the bond portion of the portfolio late in 1996 and culling out some stocks that had reached unacceptably high valuation levels. This past summer, I sold most of the bonds and built up the level of cash reserves. While the increased cash helped cushion the Fund during the August decline, it did temper performance in the previous two months, when the market advanced sharply.

      As of this writing in mid-October, my outlook for the stock market remains on the cautious side. While fundamentals such as good economic growth and low inflation continue to work in the market's favor, I think the potential for higher stock prices has diminished.



      Keith Tufte
      (picture of) Keith Tufte
      Ketih Tufte
      Portfolio manager


      (This annual report is not part of the prospectus.)

Class A
 12-month performance

(All figures per share)

Net asset value (NAV)

Sept. 30, 1997       $10.39
Sept. 30, 1996       $ 8.96
Increase             $ 1.43

Distributions
Oct. 1, 1996 - Sept. 30, 1997

From income          $  0.52
From capital gains   $  0.43
Total distributions  $  0.95

Total return*        +28.1%

Class B
 12-month performance

(All figures per share)

Net asset value (NAV)

Sept. 30, 1997       $10.39
Sept. 30, 1996       $ 8.96
Increase             $ 1.43

Distributions
Oct. 1, 1996 - Sept. 30, 1997

From income          $ 0.45
From capital gains   $ 0.43
Total distributions  $ 0.88

Total return*        +27.2%

Class Y
 12-month performance

(All figures per share)

Net asset value (NAV)

Sept. 30, 1997       $10.40
Sept. 30, 1996       $ 8.96
Increase             $ 1.44

Distributions
Oct. 1, 1996 - Sept. 30, 1997

From income          $ 0.53
From capital gains   $ 0.43
Total distributions  $ 0.96

Total return*        +28.3%

*The prospectus discusses the effect of sales charges, if any, on the various classes.

**The total return is a hypothetical investment in the Fund with all distributions reinvested.



(This annual report is not part of the prospectus.)

The Portfolio's ten largest holdings


                                       Percent                        Value
                   (of Portfolio's net assets)       (as of Sept. 30, 1997)

U.S. Treasury                            4.26%                  $94,669,172
8.125% 2019-2021

Bell Atlantic                            1.85                    41,026,343

Mid Ocean                                1.54                    34,222,500

Crown Cork & Seal                        1.40                    31,150,000
Preferred

Ikon Office Solutions                    1.39                    30,815,625
$5.04 Cv Preferred

Unisource Worldwide                      1.38                    30,685,000

Philip Morris                            1.38                    30,548,437

First Union                              1.38                    30,538,125

Thomas & Betts                           1.34                    29,770,625

Enron                                    1.27                    28,297,500



(icon of)pie chart

The ten holdings listed here make up 17.19% of the Portfolio's net assets


(This annual report is not part of the prospectus.)

      Making the most of the Fund


      Build your assets systematically

      One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high.

      Using this strategy does not ensure a profit or avoid a loss if the market declines, and requires that you be able to keep on investing on a regular basis, even when the price of your shares falls or the market declines. Investing in this manner can be an effective way to accumulate shares to meet your long-term goals.


How dollar-cost averaging works



Month           Amount          Per-share               Number of shares purchased
                invested        market price
Jan             $  100          $   20                  5.00 XXXXX
Feb                100              18                  5.56 XXXXXx
March              100              17                  5.88 XXXXXx
April              100              15                  6.67 XXXXXXx
May                100              16                  6.25 XXXXXXx
June               100              18                  5.56 XXXXXx
July               100              17                  5.88 XXXXXx
Aug                100              19                  5.26 XXXXXx
Sept               100              21                  4.76 XXXXx
Oct                100              20                  5.00 XXXXX

(footnotes to table)  By investing an equal number of dollars each month.....

(arrow in table pointing to April) you automatically buy more shares when the per share market price is low.....

(arrow in table pointing to September) and fewer shares when the per share market price is high.

      You have paid an average price of only $17.91 per share over the 10 months, while the average market price actually was $18.10.

(This annual report is not part of the prospectus.)

      The Fund's long-term performance


      Three ways to benefit from a mutual fund:
     -your shares increase in value when the Fund's
      investments do well
     -you receive capital gains when the gains on
      investments sold by the Fund exceed losses
     -you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

      All three make up your total return. And you potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

                 How your $10,000 has grown in IDS Bond Fund


$30,000                                         S&P 500
                                             Stock Inex



$20,000                                                     $30,943
                                             IDS Diversified Equity
                                                        Income Fund
$10,000                                                     Class A




 $9,500                          Lipper Equity
                             Income Fund Index






11/1/90         '91     '92     '93     '94     '95     '96     '97

      Assumes: Holding period from 11/1/90 to 9/30/97. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $11,071. Also see "Performance" in the Fund's current prospectus.

      Standard & Poor's 500 Stock Index (S&P 500), an unmanaged list of common stocks, is frequently used as a general measure of market performance; however, the S&P 500 companies are generally larger than those in which the Portfolio invests.

      Lipper Equity IncomeFund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.


      Average annual total return
      (as of Sept. 30, 1997)
                            1 year             5 years           Since inception
       Class A*             +21.71%            +16.18%           +17.50%
       Class B**            +23.16%                --%            +21.38%
       Class Y**            +28.29%                --%            +23.64%
       *  Inception date was Oct. 15, 1990.
      **  Inception date was March 20, 1995.


      On the graph above you can see how the Fund's total return compared to two widely cited unmanaged performance indexes, the S&P 500 Stock Index and the Lipper Equity Income Fund Index. In comparing IDS Diversified Equity Income Fund (Class A) to the two indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the indexes.

      Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

(This annual report is not part of the prospectus.)

The financial statements contained in Post-Effective Amendment 98 to Registration Statement No. 2-11328 filed on or about November 25, 1997, are incorporated herein by reference.

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world with countries

IDS Global Growth Fund

Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) trees

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth & income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made.

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) gyroscope

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly of long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) two coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) Greek column

IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with tree enclosed

Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

Federal income tax information

IDS Diversified Equity Income Fund

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. Some of the dividends listed below were reported to you on a Form 1099-DIV, Dividends and Distributions, last January. Dividends paid to you since the end of last year will be reported to you on a tax statement sent next January. Shareholders should consult a tax advisor on how to report distributions for state and local purposes.

IDS Diversified Equity Income Fund
Fiscal year ended Sept. 30, 1997

Class A
 Income distributions
 taxable as dividend income, 41.63% qualifying for deduction by corporations.
 Payable date                                                      Per share
 Dec. 27, 1996                                                      $0.25409
 March 27, 1997                                                      0.08505
 June 27, 1997                                                       0.08101
 Sept. 26, 1997                                                      0.10318
 Total                                                              $0.52333

 Capital gain distribution taxable as long-term capital gain.
 Payable date                                                      Per share
 Dec. 27, 1996                                                      $0.42911
 Total distributions                                                $0.95244

The distribution of $0.68320 per share, payable Dec. 27, 1996, consisted of $0.05943 derived from net investment income, $0.19466 from net short-term capital gains (a total of $0.25409 taxable as dividend income) and 0.42911 from net long-term capital gains.

Class B
 Income distributions
 taxable as dividend income, 41.63% qualifying for deduction by corporations.
 Payable date                                                      Per share
 Dec. 27, 1996                                                      $0.23632
 March 27, 1997                                                      0.06772
 June 27, 1997                                                       0.06304
 Sept. 26, 1997                                                      0.08395
 Total                                                              $0.45103

 Capital gain distributions taxable as long-term capital gain.
 Payable date                                                      Per share
 Dec. 27, 1996                                                      $0.42911
 Total distributions                                                $0.88014

The distribution of $0.66543 per share, payable Dec. 27, 1996, consisted of $0.04166 derived from net investment income $0.19466 from net short-term capital gains (a total of $0.23632 taxable as dividend income) and 0.42911 from net long-term capital gains.

Class Y
 Income distributions
 taxable as dividend income, 41.63% qualifying for deduction by corporations.
 Payable date                                                      Per share
 Dec. 27, 1996                                                      $0.25812
 March 27, 1997                                                      0.08901
 June 27, 1997                                                       0.08381
 Sept. 26, 1997                                                      0.10507

 Total                                                              $0.53601

 Capital gain distributions taxable as long-term capital gain.
 Payable date                                                      Per share
 Dec. 27, 1996                                                      $0.42911
 Total distributions                                                $0.96512

The distribution of $0.68723 per share, payable Dec. 27, 1996, consisted of $0.06346 derived from net investment income, $0.19466 from net short-term capital gains (total of $0.25812 taxable as dividend income) and 0.42911 from net long-term capital gains.

Quick telephone reference

American Express            Redemptions and exchanges,       National/Minnesota
Financial Advisors          dividend payments or                   800-437-3133
Telephone Transaction       reinvestments and automatic
Service                     payment arrangements           Mpls./St. Paul area:
                                                                       671-3800

TTY Service                 For the hearing impaired               800-846-4852


American Express            Automated account information          800-862-7919
Financial Advisors          (TouchTone(R) phones only),
Easy Access Line            including current fund prices
                            and performance, account values
                            and recent account transactions

AMERICAN EXPRESS Financial Advisors


IDS Diversified Equity Income Fund
IDS Tower 10
Minneapolis, MN 55440-0010

STATEMENT OF DIFFERENCES:

Difference                                Description

1)  The layout is different               1)  Some of the layout in the
    throughout the annual report.             annual report to
                                              shareholders is in two
                                              columns.

2)  Headings.                             2)  The headings in the
                                              annual report are
                                              placed in a blue strip
                                              at the top of the page.

3)  There are pictures, icons             3)  Each picture, icon and
    and graphs throughout the                 graph is described in
    annual report.                            parentheses.

4)  Footnotes for charts and              4)  The footnotes for each
    graphs are described at                   chart or graph are typed
    the left margin.                          below the description of
                                              the chart or graph.